Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of provisions
	Consolidated Group
Skr mn	December 31, 2020	December 31, 2019
Pension liabilities[1]	82	83
Long term employee benefit	8	6
Off balance, expected credit losses[2]	9	4
Total	99	93
1	See note 5.
2	Provisions for expected credit losses are on the off-balance-sheet, in accordance with IFRS 9. See note 9.